CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 48
Accounts receivable
Customer, net of allowance of less than $1 in 2014 and 2013	231
Other, net of allowance of $1 in 2014 and 2013	40
Materials and supplies	20
Derivative instruments	47
Assets of discontinued operations	293
Prepaid assets	10
Total current assets	689
Property, plant and equipment, at cost
Oil and natural gas properties	8,136
Other property, plant and equipment	56
Total property, plant and equipment, at cost	8,192
Less accumulated depreciation, depletion and amortization	770
Total property, plant and equipment, net	7,422
Other assets
Derivative instruments	97
Unamortized debt issue costs	111
Other	7
Total other assets	215
Total assets	8,326
Accounts payable
Trade	135
Other	382
Derivative instruments	35
Accrued interest	54
Asset retirement obligations	2
Liabilities of discontinued operations	125
Other accrued liabilities	64
Total current liabilities	797
Other long-term liabilities
Long-term debt	4,039
Asset retirement obligations	28
Other	7
Total non-current liabilities	$ 4,074
Commitments and contingencies (Note 7)
Member's equity	$ 3,455
Total liabilities and equity	$ 8,326